Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at May. 12, 2024
Balance (in Shares) at May. 12, 2024
Class B Ordinary Shares issued to Sponsor		$ 575	24,425		25,000
Class B Ordinary Shares issued to Sponsor (in Shares)		5,750,000
Sale of Private Placement Warrants			7,075,000		7,075,000
Fair value of Public Warrants at issuance			805,000		805,000
Allocated value of transaction costs to Class A Ordinary Shares			(74,445)		(74,445)
Accretion for Class A ordinary shares to redemption value			(7,829,980)	(12,054,399)	(19,884,379)
Net income				2,215,548	2,215,548
Balance at Dec. 31, 2024		$ 575		(9,838,851)	(9,838,276)
Balance (in Shares) at Dec. 31, 2024		5,750,000
Accretion for Class A ordinary shares to redemption value				(2,423,525)	(2,423,525)
Net income				2,215,852	2,215,852
Balance at Mar. 31, 2025		$ 575		(10,046,524)	(10,045,949)
Balance (in Shares) at Mar. 31, 2025		5,750,000
Balance at Dec. 31, 2024		$ 575		(9,838,851)	(9,838,276)
Balance (in Shares) at Dec. 31, 2024		5,750,000
Net income					4,582,865
Balance at Jun. 30, 2025		$ 575		(10,221,813)	(10,221,238)
Balance (in Shares) at Jun. 30, 2025		5,750,000
Balance at Dec. 31, 2024		$ 575		(9,838,851)	(9,838,276)
Balance (in Shares) at Dec. 31, 2024		5,750,000
Accretion for Class A ordinary shares to redemption value				(9,819,897)	(9,819,897)
Net income				8,911,506	8,911,506
Balance at Dec. 31, 2025		$ 575		(10,747,242)	(10,746,667)
Balance (in Shares) at Dec. 31, 2025		5,750,000
Balance at Mar. 31, 2025		$ 575		(10,046,524)	(10,045,949)
Balance (in Shares) at Mar. 31, 2025		5,750,000
Accretion for Class A ordinary shares to redemption value				(2,542,302)	(2,542,302)
Net income				2,367,013	2,367,013
Balance at Jun. 30, 2025		$ 575		(10,221,813)	(10,221,238)
Balance (in Shares) at Jun. 30, 2025		5,750,000
Balance at Dec. 31, 2025		$ 575		(10,747,242)	(10,746,667)
Balance (in Shares) at Dec. 31, 2025		5,750,000
Accretion for Class A ordinary shares to redemption value				(2,149,376)	(2,149,376)
Net income				1,954,863	1,954,863
Balance at Mar. 31, 2026		$ 575		(10,941,755)	(10,941,180)
Balance (in Shares) at Mar. 31, 2026		5,750,000
Balance at Dec. 31, 2025		$ 575		(10,747,242)	(10,746,667)
Balance (in Shares) at Dec. 31, 2025		5,750,000
Net income					3,117,634
Balance at Jun. 30, 2026		$ 575		(11,953,555)	(11,952,980)
Balance (in Shares) at Jun. 30, 2026		5,750,000
Balance at Mar. 31, 2026		$ 575		(10,941,755)	(10,941,180)
Balance (in Shares) at Mar. 31, 2026		5,750,000
Accretion for Class A ordinary shares to redemption value				(2,174,571)	(2,174,571)
Net income				1,162,771	1,162,771
Balance at Jun. 30, 2026		$ 575		$ (11,953,555)	$ (11,952,980)
Balance (in Shares) at Jun. 30, 2026		5,750,000